WARRANTS	12 Months Ended
Dec. 31, 2019
WARRANTS
WARRANTS

10. WARRANTS

Warrants Issued with Series A Preferred Stock

On January 26, 2017, in connection with the sale and issuance of the Series A Preferred Stock, the Company issued equity‑classified warrants to purchase 309,389 shares of common stock (the “2017 Warrants”), valued at $0.2 million, and included in the issuance costs of the Series A Preferred Stock (see Note 4). The warrants vested immediately and have an exercise price of $2.49 per share and expire on March 13, 2027.

The fair value of warrants issued is estimated using the Black‑Scholes option pricing model with the following assumptions for the 2017 Warrants.

Contractual term (in years)	10.0
Volatility	74.48%
Risk-free interest rate	3.20%
Dividend yield	0.00%

On December 5, 2019, an optionholder exercised 20,000 options in a cashless exercise at net, and the Company issued 17,026 shares of common stock.

Warrants Issued with the 2018 Notes

On January 18, 2018, the Company entered into a placement agent agreement through which it became obligated to issue common stock warrants in connection with the issuance of the 2018 Notes. The obligation to issue the 2018 Notes Warrants was recorded as a liability at its fair value (see Note 3), which was initially $0.1 million, and was included in the issuance costs of the 2018 Notes (see Note 4). On November 5, 2018, in connection with the extinguishment of the 2018 Notes into shares of Series B Preferred Stock, the Company issued the 2018 Notes Warrants, which were equity‑classified warrants upon issuance, to purchase 76,847 shares of common stock, valued at $0.3 million. The 2018 Notes Warrants vested immediately upon issuance and have an exercise price of $6.59 per share and expire on November 4, 2028.

Warrants Issued with Series B Preferred Stock

In November and December 2018, in connection with the sale and issuance of the Series B Preferred Stock, the Company was obligated to issue equity‑classified warrants to purchase 72,261 shares of common stock (collectively the “2018 Warrants”), valued in the aggregate at $0.2 million, which was included in the issuance costs for the Series B Preferred Stock (see Note 6). The warrants vest immediately upon issuance, have an exercise price of $8.24 per share and expire 10 years from the date of issuance.

The fair value of the 2018 Warrants is estimated using the Black‑Scholes option pricing model with the following assumptions:

Contractual term (in years)	10.0
Volatility	73.22%
Risk-free interest rate	2.70%
Dividend yield	0.00%

A summary of the Company’s outstanding common stock warrants as of December 31, 2019 is as follows:

Warrants
Outstanding as of December 31, 2018	386,236
Warrants granted and issued	96,128
Warrants exercised	(20,000)
Warrants exchanged	—
Balance as of December 31, 2019	462,364